Equity Method Investment (Tables)	6 Months Ended
Sep. 30, 2023
Equity Method Investment [Abstract]
Schedule of Equity Method Investment
	Six months ended September 30,
	2022	2023
	RMB	RMB

Cost	1,425	1,425
Less: accumulated impairment	(1,425)	(1,425)
Equity method investment, net	-	-